NOTE PAYABLE RELATED PARTY	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
NOTE PAYABLE RELATED PARTY
NOTE PAYABLE RELATED PARTY

NOTE 8 – NOTE PAYABLE RELATED PARTY

As of March 31, 2022 and June 30, 2021, the Company owed the founder and former CEO of Troika Design Group, Inc., Dan Pappalardo, approximately $120,000 and $200,000, respectively.  The loan was due and payable on demand and accrued interest at 10.0% per annum.  In the three and nine months ending March 31, 2022, the Company made payments of $30,000 and $80,000 in principal, respectively.  Interest expense of $4,000 and $13,000 were recorded for this note for the three and nine months ending March 31, 2022, respectively.  Interest expense of $5,000 and $15,000 were recorded for this note for the three and nine months ending March 31, 2021, respectively.

As of March 31, 2022 and 2021, the Company owed the estate of his mother Sally Pappalardo $0 and $235,000, respectively. The loan was due and payable on demand and accrued interest at 10.0% per annum. Interest expense of $5,000 and $15,000 were recorded for this note for the three and nine months ending March 31, 2021, respectively. In the year ended June 30, 2021, the Company paid $300,000 to the estate of Sally Pappalardo representing the outstanding principal of $235,000 and accrued interest of $65,000. The holder provided the Company a signed release acknowledging all obligations under the note had been paid in full.

Total interest expense on note payable related party was $4,000 and $13,000 for these notes for the three and nine months ending March 31, 2022, respectively. Total interest expense on note payable related party was $10,000 and $30,000 for these notes for the three and nine months ending March 31, 2021, respectively.

NOTE 7 – NOTE PAYABLE RELATED PARTY

As of June 30, 2021 and 2020, the Company owed the founder and CEO of Troika Design Group, Inc. Dan Pappalardo approximately $200,000 and $217,000, respectively. In April 2021, the Company paid $17,000 to Dan Pappalardo representing the miscellaneous expense reimbursements. As of June 30, 2021 and 2020, the Company also owed the estate of his mother Sally Pappalardo $0 and $235,000, respectively. The loans were due and payable on demand and accrue interest at 10.0% per annum. In April 2021, the Company paid $300,000 to the estate of Sally Pappalardo representing the outstanding principal of $235,000 and accrued interest of $65,000. The holder provided the Company a signed release acknowledging all obligations under the note had been paid in full.

On January 27, 2019, Daniel Jankowski and Tom Ochocki (collectively the “Lenders”) entered into a facility agreement with Mission Media Limited (“MML”) in order to provide certain funds allowing MML to exit administration in the United Kingdom. Mr. Ochocki, as primary lender, provided MML £1,594,211 ($2,227,000) which was received in January 2019. The same agreement allowed the Company to draw upon Mr. Jankowski in upwards of £992,895 ($1,373,000) however the funds were not needed. Mr. Ochocki was a member of the Board of the Company and subsequent to the loan, Mr. Jankowski was appointed to the Board. Both Lenders were appointed to the Board of Mission Media Holdings Limited. The loan had a repayment date of January 2022 and an interest rate of 0%. In April 2021, the balance of $2,227,000 was paid in full. Imputed interest of $3,000 and $40,000 were recorded for this facility agreement in the fiscal years ending June 30, 2021 and 2020, respectively.

Total interest expense on note payable related party was $7,000 and $42,000 during the years ended June 30, 2021 and 2020, respectively.

Below is a breakout showing the short term and long term potions of note payable related party as of June 30:

	As of June 30,
	2021	2020
Short term portion
Dan Pappalardo	$200,000	$217,000
Estate of Sally Pappalardo	-	235,000
	$200,000	$452,000

Long term portion
Tom Ochocki	$-	$1,975,000
	$-	$1,975,000